CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Retained earnings CNY (¥)	Treasury stock CNY (¥) shares	Total Ctrip.com International, Ltd. shareholders' equity CNY (¥)	Non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2014	¥ 3,085,272	¥ 4,828,021,816	¥ 134,098,747	¥ 443,579,376	¥ 5,726,024,997	¥ (1,605,630,913)	¥ 9,529,179,295	¥ 848,548,293		¥ 10,377,727,588
Balance (in shares) at Dec. 31, 2014 | shares	35,146,982					(3,323,262)
Changes in shareholders' equity
Issuance of common stock pursuant to share incentive plan	¥ 48,673	207,980,247					208,028,920			¥ 208,028,920
Issuance of common stock pursuant to share incentive plan (in shares) | shares	777,846
Issuance of ordinary shares for the exercise of stock options (in shares) | shares									506,163	506,163
Share-based compensation		642,596,474					642,596,474			¥ 642,596,474
Appropriations to statutory reserves			34,842,222		(34,842,222)
Repurchasing common stock						¥ (872,290,891)	(872,290,891)			(872,290,891)
Repurchasing common stock (in shares) | shares	(498,561)					(498,561)
Foreign currency translation adjustments				(489,917,917)			(489,917,917)			(489,917,917)
Unrealized securities holding gains				606,415,822			606,415,822			606,415,822
Purchasing of Purchased Call Option		(805,504,000)					(805,504,000)			(805,504,000)
Sale of Issued Warrants		523,404,000					523,404,000			523,404,000
Early Conversion of Convertible Notes		13,979,289				¥ 104,994,432	118,973,721			¥ 118,973,721
Early Conversion of Convertible Notes (in shares) | shares	244,466					244,466			244,466	244,466
Net income / (loss)					2,507,655,884		2,507,655,884	(108,260,637)		¥ 2,399,395,247
Issuance of additional equity stake by subsidiaries								966,486,957		966,486,957
Disposal of shares in subsidiaries		15,824,133					15,824,133	(747,801,153)		(731,977,020)
Acquisition of additional stake in subsidiaries		(10,078,392)					(10,078,392)	(36,158,510)		(46,236,902)
Business combination	¥ 985,530	32,540,379,845					32,541,365,375	18,211,383,297		50,752,748,672
Business combination (in shares) | shares	15,468,816
Share issuance for the investments	¥ 1,770	35,075,540					35,077,310			35,077,310
Share issuance for the investments (in shares) | shares	27,679
Balance at Dec. 31, 2015	¥ 4,121,245	37,991,678,952	168,940,969	560,077,281	8,198,838,659	¥ (2,372,927,372)	44,550,729,734	19,134,198,247		63,684,927,981
Balance (in shares) at Dec. 31, 2015 | shares	51,167,228					(3,577,357)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options	¥ 52,744	197,628,625					197,681,369			¥ 197,681,369
Issuance of ordinary shares for the exercise of stock options (in shares) | shares	796,582								368,722	368,722
Share-based compensation		3,559,718,706					3,559,718,706			¥ 3,559,718,706
Appropriations to statutory reserves			68,554,851		(68,554,851)
Foreign currency translation adjustments				(323,581,599)			(323,581,599)			(323,581,599)
Unrealized securities holding gains				914,529,809			914,529,809			914,529,809
Disposal of available-for-sale investment				(140,651,759)			(140,651,759)			(140,651,759)
Early Conversion of Convertible Notes		29,400,802				¥ 137,352,862	166,753,664			¥ 166,753,664
Early Conversion of Convertible Notes (in shares) | shares	330,048					330,048			330,048	330,048
Net income / (loss)					(1,430,703,195)		(1,430,703,195)	(205,527,660)		¥ (1,636,230,855)
Issuance of ordinary shares, net of issuance costs	¥ 295,871	10,652,275,264					10,652,571,135			10,652,571,135
Issuance of ordinary shares, net of issuance costs (in shares) | shares	4,436,844
Issuance of additional equity stake by subsidiaries								135,359,483		135,359,483
Issuance of ordinary shares for early Conversion of Convertible Notes	¥ 67,680	2,438,050,267					2,438,117,947			2,438,117,947
Issuance of ordinary shares for early Conversion of Convertible Notes (in shares) | shares	1,044,805
Disposal of shares in subsidiaries								(3,289,000)		(3,289,000)
Acquisition of additional stake in subsidiaries	¥ 355,697	8,969,187,969					8,969,543,666	(15,501,696,332)		(6,532,152,666)
Acquisition of additional stake in subsidiaries ( in Shares) | shares	5,407,787
Business combination	¥ 67,117	1,982,058,116					1,982,125,233	424,873,054		2,406,998,287
Business combination (in shares) | shares	972,118
Balance at Dec. 31, 2016	¥ 4,960,354	65,819,998,701	237,495,820	1,010,373,732	6,699,580,613	¥ (2,235,574,510)	71,536,834,710	3,983,917,792		75,520,752,502
Balance (in shares) at Dec. 31, 2016 | shares	64,155,412					(3,247,309)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options	¥ 111,181	620,507,559					620,618,740			¥ 620,618,740
Issuance of ordinary shares for the exercise of stock options (in shares) | shares	1,639,073								1,353,697	1,353,697
Share-based compensation		1,833,812,105					1,833,812,105			¥ 1,833,812,105
Appropriations to statutory reserves			146,149,757		(146,149,757)
Foreign currency translation adjustments				723,330,274			723,330,274		$ 111,173,828	723,330,274
Unrealized securities holding gains				4,685,544,158			4,685,544,158		720,154,951	4,685,544,158
Disposal of available-for-sale investment				(39,951,298)			(39,951,298)		$ (6,140,402)	(39,951,298)
Early Termination of Call Option		650,246,133					650,246,133			650,246,133
Early Conversion of Convertible Notes		37,328,056				¥ 124,753,887	162,081,943			¥ 162,081,943
Early Conversion of Convertible Notes (in shares) | shares	318,170					318,170			318,170	318,170
Net income / (loss)					2,142,011,537		2,142,011,537	18,843,743	$ 332,117,375	¥ 2,160,855,280
Issuance of ordinary shares for early Conversion of Convertible Notes	¥ 71,236	2,233,606,836					2,233,678,072			2,233,678,072
Issuance of ordinary shares for early Conversion of Convertible Notes (in shares) | shares	1,043,375
Disposal of shares in subsidiaries			(21,994)				(21,994)			(21,994)
Acquisition of additional stake in subsidiaries	¥ 30,530	145,598,642					145,629,172	(2,457,561,946)		(2,311,932,774)
Acquisition of additional stake in subsidiaries ( in Shares) | shares	444,624
Business combination								234,016,262		234,016,262
Balance at Dec. 31, 2017	¥ 5,173,301	¥ 71,341,098,032	¥ 383,623,583	¥ 6,379,296,866	¥ 8,695,442,393	¥ (2,110,820,623)	¥ 84,693,813,552	¥ 1,779,215,851	$ 13,290,661,268	¥ 86,473,029,403
Balance (in shares) at Dec. 31, 2017 | shares	67,600,654					(2,929,139)